INCOME TAX (Details 1)	Jun. 30, 2017 CNY (¥)	Jun. 30, 2017 USD ($)	Jun. 30, 2016 CNY (¥)
Income Taxes [Line Items]
Allowance for doubtful receivables	¥ 925,907	$ 136,617	¥ 1,958,120
Net operating loss carryforwards	3,425,411	505,415	1,790,615
Less: Valuation allowance	(4,351,318)	(642,032)	(3,748,735)
Total deferred income tax assets	¥ 0	$ 0	¥ 0